Cash, Restricted Cash and Investments - Schedule of Cash and Restricted Cash (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restricted Cash And Investments [Line Items]
Cash	$ 455	$ 582		$ 953
Restricted cash:
Cash collateral	42	34		159
HUD and other replacement reserves	1,731	1,992		2,125
Escrow deposits	510	546		630
Restricted investments for debt obligations	318	318		317
Total restricted cash	2,601	2,890		3,231
Total cash and restricted cash	$ 3,056	$ 3,472	$ 3,975	$ 4,184	$ 3,909